UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  November 2, 2006

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	August 4, 2006

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       63

Form 13F Information Table value total:       $109406



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Air Products and Chemicals COM              009158106        212    3200SH       SOLE                 0       0   3200
Allegheny Energy, Inc.     COM              017361106       2620   65233SH       SOLE                 0       0  65233
AmBev ADR                  SPONSORED ADR    20441W203       2208   48660SH       SOLE                 0       0  48660
Amerisourcebergen Corp     COM              03073E105       2538   56160SH       SOLE                 0       0  56160
Amphenol Corp Cl A         CLASS A          032095101       6014   97115SH       SOLE                 0       0  97115
Analog Devices, Inc.       COM              032654105        285    9711SH       SOLE                 0       0   9711
Bank of America CorporationCOM              060505104        508    9479SH       SOLE                 0       0   9479
BB&T Corporation           COM              054937107        314    7171SH       SOLE                 0       0   7171
Berkshire Hathaway B       CLASS B          084670207        248      78SH       SOLE                 0       0     78
BP Amoco                   COM              055622104        258    3941SH       SOLE                 0       0   3941
Capital One Financial Corp.COM              14040H105        294    3737SH       SOLE                 0       0   3737
Casavant Intl Mng Corp     COM               125809996         0   15718SH       SOLE                 0       0  15718
Charles Schwab & Co.       COM               808513105       366   20432SH       SOLE                 0       0  20432
Chevrontexaco Corp         COM               166764100       241    3710SH       SOLE                 0       0   3710
Coca-Cola Company          COM               191216100       227    5090SH       SOLE                 0       0   5090
Constellation Brands       COM              21036P108       2619   90995SH       SOLE                 0       0  90995
Constellation Energy Group,COM               210371100       256    4325SH       SOLE                 0       0   4325
Covance Inc.               COM               222816100      4396   66230SH       SOLE                 0       0  66230
CVS Corp                   COM               126650100      2046   63696SH       SOLE                 0       0  63696
Dean Foods Co              COM               242370104      2531   60235SH       SOLE                 0       0  60235
Devon Energy Corporation   COM              25179M103       2573   40739SH       SOLE                 0       0  40739
Du Pont (E.I.)             COM               263534109       250    5839SH       SOLE                 0       0   5839
Duke Energy Corporation    COM               264399106      2614   86564SH       SOLE                 0       0  86564
Dun & Bradstreet CorporatioCOM              26483E100       3864   51527SH       SOLE                 0       0  51527
Electronic Arts Inc        COM              285512109        690   12355SH       SOLE                 0       0  12355
EOG Resources, Inc.        COM              26875P101       1640   25215SH       SOLE                 0       0  25215
Exxon Mobil Corporation    COM              30231G102       2102   31323SH       SOLE                 0       0  31323
First Data Corp.           COM               319963104       236    5628SH       SOLE                 0       0   5628
Franklin Resources Inc     COM               354613101      4900   46336SH       SOLE                 0       0  46336
General Dynamics Corp      COM               369550108      2578   35975SH       SOLE                 0       0  35975
General Electric Co.       COM               369604103       834   23617SH       SOLE                 0       0  23617
Horseshoe Gold Mining      COM              44075E107          2   10500SH       SOLE                 0       0  10500
iPath DJ AIG Commodity ETN COM              06738C778        234    5050SH       SOLE                 0       0   5050
iShares MSCI EAFE Index    COM               464287465       860   12690SH       SOLE                 0       0  12690
iShares MSCI Emrg Mkt Fd   COM               464287234       206    2130SH       SOLE                 0       0   2130
iShares Tr S&P Latin AmericCOM               464287390       244    1715SH       SOLE                 0       0   1715
Johnson & Johnson          COM               478160104       217    3338SH       SOLE                 0       0   3338
L-3 Communications Hldgs   COM               502424104      2937   37495SH       SOLE                 0       0  37495
Lab Corp of America        COM              50540R409       2357   35940SH       SOLE                 0       0  35940
Lehman Brothers Holdings, ICOM               524908100      5605   75887SH       SOLE                 0       0  75887
Lincoln Elec Hldgs Inc     COM               533900106      2679   49195SH       SOLE                 0       0  49195
Metlife, Inc.              COM              59156R108       4938   87114SH       SOLE                 0       0  87114
Moodys Corp                COM               615369105       239    3648SH       SOLE                 0       0   3648
Pfizer, Inc.               COM               717081103       210    7405SH       SOLE                 0       0   7405
Plum Creek Timber Co       COM              729251108        274    8060SH       SOLE                 0       0   8060
Praxair, Inc.              COM              74005P104       4440   75056SH       SOLE                 0       0  75056
Procter & Gamble Company   COM               742718109      1066   17203SH       SOLE                 0       0  17203
Prudential Financial Inc   COM               744320102      4517   59242SH       SOLE                 0       0  59242
S&P 500 Equal Weighted     COM              78355W106       2097   47200SH       SOLE                 0       0  47200
Schlumberger Limited       COM               806857108      1879   30285SH       SOLE                 0       0  30285
SPDR Trust                 COM              78462F103       1291    9664SH       SOLE                 0       0   9664
Staples, Inc.              COM               855030102      4057  166742SH       SOLE                 0       0 166742
State Street Corporation   COM               857477103       229    3665SH       SOLE                 0       0   3665
Suncor Energy Inc          COM               867229106      1953   27110SH       SOLE                 0       0  27110
Sunoco, Inc.               COM              86764P109       2714   43635SH       SOLE                 0       0  43635
W.R. Berkley Corp.         COM              084423102       6598  186435SH       SOLE                 0       0 186435
Wachovia Corp.             COM               929903102       730   13085SH       SOLE                 0       0  13085
Walgreen Co.               COM               931422109       225    5063SH       SOLE                 0       0   5063
Wellpoint Inc.             COM              94973H108       4138   53699SH       SOLE                 0       0  53699
WisdomTree Large Cap Div FuCOM              97717W307       1031   18785SH       SOLE                 0       0  18785
WisdomTree MidCap Div Fund COM              97717W505        339    6345SH       SOLE                 0       0   6345
WisdomTree Small Cap Div FuCOM              97717W604        338    6280SH       SOLE                 0       0   6280
Wyeth                      COM               983024100       300    5900SH       SOLE                 0       0   5900
                                                          109406